Convertible notes payable (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Jun. 20, 2025	May 25, 2025	May 16, 2025	May 06, 2025
Convertible Notes Payable
Aggregate principal amount			¥ 10,000,000	¥ 80,000,000	¥ 36,000,000
Aggregate issue amount				¥ 20,000,000	¥ 2,880,000
Convertible note principal amount		¥ 35,000,000
Convertible notes payable		¥ 32,200,000
Coupon rate	0.00%
Effective interest rate	8.70%
Conversion of convertible notes payable	¥ 391,052